Reserves for unpaid losses and loss adjustment expenses - Reconciliation of liabilities for unpaid loss and LAE (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	$ 1,880.2
Unallocated LAE	41.0
Loss and loss adjustment expense reserves, net of reinsurance	1,921.2	$ 1,666.5	$ 1,578.8	$ 1,328.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	410.3	350.2	319.7	291.5
Total unpaid loss and LAE reserves	2,331.5	$ 2,016.7	$ 1,898.5	$ 1,620.1
Other property
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	490.7
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	137.3
Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	286.0
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	60.0
Agriculture
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	68.1
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	2.0
Global Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	176.9
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	42.9
Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	109.2
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	40.3
Trade credit
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	46.5
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	10.1
Environmental
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	4.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	4.6
Marine
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	52.4
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	8.7
Surety
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	4.9
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	0.5
Contingency
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	8.3
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	2.1
Casualty
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	202.0
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	1.2
Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Total unpaid loss and LAE reserves, net of reinsurance	430.6
Reinsurance recoverable on unpaid losses
Total reinsurance recoverable on unpaid losses	100.6
U.S. Specialty
Reinsurance recoverable on unpaid losses
Workers' compensation	19.0
Accident Year, 2019 | U.S. Specialty
Reinsurance recoverable on unpaid losses
Workers' compensation	$ 17.3